INVENTORY (Tables)	12 Months Ended
Dec. 31, 2020
Classes of current inventories [abstract]
Schedule of Inventory
	New Israeli Shekels
	December 31,
	2019	2020
	In millions
Handsets and devices	73	36
Accessories and other	10	9
Spare parts	26	20
ISP modems, routers, servers and related equipment	15	12
	124	77

Write-downs recorded	6	7
Cost of inventory recognized as expenses and included in cost of revenues for the year ended	539	544
Cost of inventory used as fixed assets	24	8